RESULTS FOR THE YEAR - SEGMENT INFORMATION - Total Sales and Assets by Business Segment (Details) DKK in Millions	12 Months Ended
	Dec. 31, 2017 DKK segment	Dec. 31, 2016 DKK	Dec. 31, 2015 DKK
Disclosure of operating segments [line items]
Total net sales	DKK 111,696	DKK 111,780	DKK 107,927
Cost of goods sold	17,632	17,183	16,188
Sales and distribution costs	28,340	28,377	28,312
Research and development costs	14,014	14,563	13,608
Administrative costs	3,784	3,962	3,857
Other operating income, net	1,041	737	1,106
Income from partial divestment of NNIT A/S (not allocated to segments)	0	0	2,376
Operating profit	DKK 48,967	DKK 48,432	DKK 49,444
Operating margin (as a percent)	43.80%	43.30%	45.80%
Depreciation, amortisation and impairment losses expensed	DKK 3,182	DKK 3,193	DKK 2,959
Additions to Intangible assets and Property, plant and equipment	9,791	8,267	6,406
Total assets	DKK 102,355	97,539	91,799
Number of business segments | segment	2
Assets allocated to business segments
Disclosure of operating segments [line items]
Total assets	DKK 76,536	69,879	58,203
Non-allocated assets
Disclosure of operating segments [line items]
Total assets	25,819	27,660	33,596
Diabetes care and obesity
Disclosure of operating segments [line items]
Research and development costs	11,358	11,481	10,475
Diabetes care and obesity | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	92,877	88,949	85,590
Cost of goods sold	15,014	14,337	13,725
Sales and distribution costs	25,475	24,387	24,926
Research and development costs	11,358	11,481	10,475
Administrative costs	3,143	3,128	3,051
Other operating income, net	466	486	488
Income from partial divestment of NNIT A/S (not allocated to segments)	0	0	0
Operating profit	DKK 38,353	DKK 36,102	DKK 33,901
Operating margin (as a percent)	41.30%	40.60%	39.60%
Depreciation, amortisation and impairment losses expensed	DKK 2,536	DKK 2,674	DKK 2,514
Additions to Intangible assets and Property, plant and equipment	7,565	6,144	4,991
Total assets	61,542	55,081	46,444
Diabetes care and obesity | Total diabetes care | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	90,315	87,372	85,130
Diabetes care and obesity | Total insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	63,119	63,059	62,833
Diabetes care and obesity | New-generation insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	8,647	4,459	1,438
Diabetes care and obesity | New-generation insulin - of which Tresiba® | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	7,327	4,056	1,278
Diabetes care and obesity | Total modern insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	44,400	47,510	50,164
Diabetes care and obesity | NovoRapid® / NovoLog® | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	20,025	19,945	20,720
Diabetes care and obesity | NovoMix® / NovoLog® Mix | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	10,257	10,482	11,144
Diabetes care and obesity | Levemir® | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	14,118	17,083	18,300
Diabetes care and obesity | Human insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	10,072	11,090	11,231
Diabetes care and obesity | Victoza® | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	23,173	20,046	18,027
Diabetes care and obesity | Other diabetes care | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	4,023	4,267	4,270
Diabetes care and obesity | Obesity (Saxenda®) | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	2,562	1,577	460
Biopharmaceuticals
Disclosure of operating segments [line items]
Research and development costs	2,656	3,082	3,133
Biopharmaceuticals | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	18,819	22,831	22,337
Cost of goods sold	2,618	2,846	2,463
Sales and distribution costs	2,865	3,990	3,386
Research and development costs	2,656	3,082	3,133
Administrative costs	641	834	806
Other operating income, net	575	251	618
Income from partial divestment of NNIT A/S (not allocated to segments)	0	0	0
Operating profit	DKK 10,614	DKK 12,330	DKK 13,167
Operating margin (as a percent)	56.40%	54.00%	58.90%
Depreciation, amortisation and impairment losses expensed	DKK 646	DKK 519	DKK 445
Additions to Intangible assets and Property, plant and equipment	2,226	2,123	1,415
Total assets	14,994	14,798	11,759
Biopharmaceuticals | Haemophilia | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	10,469	10,472	10,647
Biopharmaceuticals | Haemophilia - of which NovoSeven® | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	9,206	9,492	10,064
Biopharmaceuticals | Haemophilia - of which NovoEight® | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	1,103	851	477
Biopharmaceuticals | Growth disorders | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	6,655	8,770	7,820
Biopharmaceuticals | Other biopharmaceuticals | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	DKK 1,695	DKK 3,589	DKK 3,870